Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 5,407	[1]	$ 5,328	[1]	$ 4,935	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,225		2,188		2,082
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,722		1,827		1,591
Depreciation and amortization	493		502		530
Restructuring charges	85		83		59
Operating income	882		728		673
Interest income	4		6		5
Interest expense	(367)		(428)		(619)
Loss on derivative instruments			(1)		(27)
Foreign currency exchange transaction (losses)/gains, net	(16)		(9)		135
Other expense, net	(118)		(209)		(81)
Income from continuing operations before income taxes and equity in net income of affiliates	385		87		86
(Provision)/benefit for income taxes	(124)		(4)		54
Equity in net income of affiliates	5		3		5
Income from continuing operations	266		86		145
Income/(loss) from discontinued operations, net of tax	30		26		(13)
Net income	296		112		132
Net (loss)/income attributable to noncontrolling interests	(1)		3		3
Net income attributable to The Nielsen Company B.V.	$ 297		$ 109		$ 129

[1]	Revenues are attributed to geographic areas based on the location of customers.